UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[   ] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period                                    to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001532799

UBS Commercial Mortgage Trust 2019-C17
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001785812

Central Index Key Number of underwriter (if applicable): Not applicable

Nicholas Galeone, (212) 713-8832
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01  Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated September 17, 2019, of Deloitte & Touche LLP, obtained by the depositor, which report sets forth the findings and conclusions, as applicable, of Deloitte & Touche LLP with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

Attached as Exhibit 2 hereto is an underwriting information comparison agreed-upon procedures report, dated September 16, 2019, of Ernst & Young LLP, obtained by the depositor, which report sets forth the findings and conclusions, as applicable, of Ernst & Young LLP with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: September 17, 2019	UBS COMMERCIAL MORTGAGE SECURITIZATION CORP.

	By:	/s/ Nicholas Galeone
Name: Nicholas Galeone
Title: President
(senior officer in charge of securitization of the depositor)

	By:	/s/ David Schell
Name: David Schell
Title: Managing Director

Exhibit 1	Agreed-upon procedures report, dated September 17, 2019, of Deloitte & Touche LLP.

Exhibit 2	Underwriting information comparison agreed-upon procedures report, dated September 16, 2019, of Ernst & Young LLP.